Related party transactions - Statement of income (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Revenues
Time charter revenue Hoegh Gallant	$ 35,596	$ 35,913	$ 105,068	$ 107,036
Operating expenses
Vessel operating expenses	(5,927)	(5,963)	(18,213)	(17,246)
Interest income from joint ventures	166	135	397	470
Interest expense and commitment fees to Hoegh LNG	(6,146)	(6,014)	(21,440)	(18,847)
Total	17,359	19,475	43,836	44,631
Hoegh Gallant [Member]
Revenues
Time charter revenue Hoegh Gallant	10,950	10,950	32,493	34,365
Hoegh LNG and Subsidiaries [Member]
Operating expenses
Vessel operating expenses	(3,191)	(5,497)	(11,440)	(15,028)
Hours, travel expense and overhead and Board of Directors' fees	(1,004)	(838)	(3,366)	(2,967)
Interest income from joint ventures	124	82	257	239
Interest expense and commitment fees to Hoegh LNG	(258)	(95)	(685)	(291)
Total	$ 6,621	$ 4,602	$ 17,259	$ 16,318